Capital Lease (Tables)	12 Months Ended
Dec. 31, 2012
Capital Lease [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments under the capital lease are payable in future years as follows:

2013	$9,456
2014	9,456
2015	9,456
Net minimum lease payments	28,368
Less amounts representing interest	(6,043)
Capital lease obligation payable	$22,325